Net Revenues from Customers accounted for 10% or more (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Concentration Risk [Line Items]
Net revenue from customers	10.60%	37.60%
A
Concentration Risk [Line Items]
Net revenue from customers	10.60%
B
Concentration Risk [Line Items]
Net revenue from customers		14.90%
C
Concentration Risk [Line Items]
Net revenue from customers		11.80%
D
Concentration Risk [Line Items]
Net revenue from customers		10.90%